Financial Assets and Financial Liabilities - Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	4.86%	5.62%
Gross carrying amount (RMB'000)	¥ 179,653	¥ 216,242
Expected credit loss (RMB'000)	¥ 5,672	¥ 10,818
Current
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	2.80%	2.39%
Expected credit loss (RMB'000)	¥ 1,824	¥ 2,270
1-90 Days
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	3.30%	3.42%
Expected credit loss (RMB'000)	¥ 733	¥ 1,039
91-180 Days
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	7.66%	6.39%
Expected credit loss (RMB'000)	¥ 1,508	¥ 2,215
Over 181 days
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	16.47%	16.36%
Expected credit loss (RMB'000)	¥ 1,607	¥ 5,294
Gross Carrying Amount
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB'000)	116,776	192,540
Gross Carrying Amount | Current
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB'000)	65,102	95,140
Gross Carrying Amount | 1-90 Days
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB'000)	22,232	30,351
Gross Carrying Amount | 91-180 Days
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB'000)	19,686	34,680
Gross Carrying Amount | Over 181 days
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB'000)	¥ 9,756	¥ 32,369